UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-108894
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 36	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21099
Amendment No. 101	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-12

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
October 13, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
□ on [date] pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated October 13, 2021
to the following prospectus(es):
Waddell & Reed Advisors Select Plus Annuity, Waddell & Reed Advisors Select Preferred, Waddell & Reed Protection VUL - New York, Waddell & Reed Accumulation VUL - New York, Waddell & Reed Protection VUL and Waddell & Reed Accumulation VUL prospectuses dated May 1, 2021
Waddell & Reed Advisors Select Preferred (2.0) and Waddell & Reed Advisors Select Preferred NY (2.0) prospectuses dated May 1, 2019
Waddell & Reed Advisors Select Reserve Annuity prospectus dated May 1, 2016
Waddell & Reed Advisors Select Income Annuity prospectus dated May 1, 2014
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure changes are hereby made to the prospectus:
At a meeting on September 13, 2021, the Board of Trustees (the "Board") of Ivy Funds and the Ivy Variable Insurance Portfolios, the Board approved the liquidation (the "Liquidation") pursuant to which the Ivy Variable Insurance Portfolios – Delaware Ivy Global Bond: Class II and Ivy Variable Insurance Portfolios – Delaware Ivy Government Money Market: Class II (the "Funds") will be liquidated. The liquidation is expected to occur on or about November 15, 2021 (the "Liquidation Date").
In anticipation of the Liquidation, the following changes apply to the contract:
•	Effective on or about September 30, 2021, the Funds will no longer be available for purchase or exchanges by new investors.
•	Shareholders of the Funds may continue to make purchases until five (5) business days (anticipated to be on or about November 8, 2021) prior to the Liquidation Date.
•	Prior to the Liquidation Date and pursuant to the terms of your contract, you may exchange your shares of the Funds for shares of the same class of any other Delaware Ivy Fund by Macquarie.
•	On or about the Liquidation Date, any remaining assets of the Funds will be transferred to the Nationwide Variable Insurance Trust – NVIT Government Money Market Fund: Class II (the "Acquiring Fund").
•	After the Liquidation Date, any and all references in the prospectus to the Funds are deleted and replaced with the Acquiring Fund.
Accordingly, Appendix A: Underlying Mutual Fund Information is amended to close the following:
Ivy Variable Insurance Portfolios - Delaware Ivy Global Bond: Class II (formerly, Ivy Variable Insurance Portfolios - Global Bond: Class II)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective November 8, 2021
Investment Advisor:	Delaware Management Company
Sub-advisor:	Macquarie Investment Management Global Limited, Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
PROS-0618
1

Ivy Variable Insurance Portfolios - Delaware Ivy Government Money Market: Class II (formerly, Ivy Variable Insurance Portfolios - Government Money Market: Class II)
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective November 8, 2021
Investment Advisor:	Delaware Management Company
Investment Objective:	To seek to provide current income consistent with maintaining liquidity and preservation of capital.
Accordingly, Appendix A: Underlying Mutual Fund Information is amended to add the following:
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
PROS-0618
2

Incorporation by Reference
The prospectus supplements dated September 27, 2021, July 19, 2021 , June 9, 2021, the prospectus and the Statement of Additional Information, except as modified herein, that were effective May 1, 2021, previously filed with the Commission under SEC file No. 333-108894, are hereby incorporated by reference and made a part of this registration statement.
Prospectus Supplement:
1)	Prospectus Supplement dated and filed on September 27, 2021 as document number d133173d497.htm and incorporated herein by reference.
2)	Prospectus Supplement dated and filed on July 19, 2021 as document number d195379d485bpos.htm and incorporated herein by reference.
3)	Prospectus Supplement dated and filed on June 9, 2021 as document number d33477d497.htm and incorporated herein by reference.
Prospectus:
1)	Waddell & Reed Advisors Select Preferred prospectus effective May 1, 2021 filed on May 3, 2021, registration statement (333-108894), as document number d183987d497.htm and incorporated herein by reference.
Statement of Additional Information
Waddell & Reed Advisors Select Preferred Statement of Additional Information effective May 1, 2021 filed on April 20, 2021, registration statement (333-108894), as document number d109709d485bpos.htm and incorporated herein by reference.
1

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-12:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2020.
Statements of Operations for the year ended December 31, 2020.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2020 and 2019.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2020 and 2019.
Statutory Statements of Operations for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2020, 2019 and 2018.
Statutory Statements of Cash Flow for the years ended December 31, 2020, 2019 and 2018.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with initial Registration Statement on May 17, 2002 (File No. 333-88612) and hereby incorporated by reference.
2)	Not Applicable
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on June 11, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
4)	The form of the variable annuity contract – Filed previously with initial Registration Statement on September 18, 2003 (File No. 333-108894) and hereby incorporated by reference.
5)	Variable Annuity Application – Filed previously with initial Registration Statement on September 18, 2003 (File No. 333-108894) and hereby incorporated by reference.
6)	Depositor’s Certificate of Incorporation and By-Laws –
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust), as amended, dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
2)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
9)	Opinion of Counsel – Filed previously with Registration Statement on April 30, 2007 (File No. 333-108894) and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Carter, John L.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President-Chief Information Officer	Fowler, James R.
Executive Vice President and Director	Thresher, Mark R.
Senior Vice President-NF Strategic Customer Solutions	Ambrozy, Tina S.
Senior Vice President-Marketing Management - Financial Services	Bair, Ann S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Nationwide Financial Services Legal	Dankovic, Rae Ann
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Chief Financial Officer and Director	Frommeyer, Timothy G.
Senior Vice President-Chief Financial Officer - Nationwide Financial and Director	Ginnan, Steven A.
Senior Vice President-Human Resources - P&C	Hairston, Mia S.
Senior Vice President-Annuity Distribution	Hawley, Craig A.
Senior Vice President-Nationwide Annuity and Director	Henderson, Eric S.
Senior Vice President and Treasurer	LaPaul, David
Senior Vice President-IT Chief Financial Officer, Procurement & BTO	O'Brien, Kevin G.
Senior Vice President-Corporate Solutions	Perez, Juan J.
Senior Vice President-Retirement Plan Sales	Ramey, Scott
Senior Vice President	Rich, Sandra L.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Richardson, Michael A.
Senior Vice President-Nationwide Retirement Institute	Rodriguez, Kristi L.
Senior Vice President-Finance & Strategy Legal and Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life	Snyder, Holly R.
Senior Vice President-Investment Management Group	Spangler, Michael S.
Senior Vice President-Retirement Plan Sales	Stevenson, Eric
Director	Walker, Kirt A.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.

Company	Jurisdiction of Domicile	Brief Description of Business
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 28, 2021, was 4617 and 4,242 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15

Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Ambrozy, Tina S.
Senior Vice President-Head of Taxation	Biesecker, Pamela A.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President-Tax	Eppley, Daniel P.
Vice President and Assistant Secretary	Garman, David A.
Vice President-Chief Compliance Officer	Rabenstine, James J.
Vice President-Performance Management & Accounting and Financial Operations	Rothermel, Peter J.
Associate Vice President and Assistant Treasurer	Conner, David A.
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Secretary	Hartman, Mark E.
Associate Vice President and Assistant Treasurer	Reese, John A.
Associate Vice President and Treasurer	Roswell, Ewan T.
Assistant Secretary	Bowman, Heidi
Assistant Secretary	Hinze, Keith W.
Director	Henderson, Eric S.
Director	Stevenson, Eric
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on October 13, 2021.
Nationwide Variable Account-12
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on October 13, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Kirt A. Walker, Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact